Consolidated Statements of Operations and Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues	$ 123,763	$ 65,777
Operating expenses:
Cost of revenues	(38,481)	(31,901)
Selling and marketing	(43,827)	(3,154)
General and administrative	(10,095)	(3,134)
Research and development	(691)	(749)
Total operating expenses	(93,094)	(38,938)
Income from operations	30,669	26,839
Other (expenses) income:
Interest expense, net	(282)	(295)
Other income, net	531	50
Total other (expenses) income	249	(245)
Income before income tax	30,918	26,594
Income tax expense	(1,673)	(191)
Net income	29,245	26,403
Less: net gain (loss) attributable to non-controlling interests	(31)	80
Net income attributable to Glory Star New Media Group Holdings Limited's shareholders	29,276	26,323
Other comprehensive (loss) income
Unrealized foreign currency translation (loss) gain	6,495	(974)
Comprehensive income	35,740	25,429
Less: comprehensive gain (loss) attributable to non-controlling interests	(4)	74
Comprehensive income attributable to Glory Star New Media Group Holdings Limited's shareholders	$ 35,744	$ 25,355
Earnings per ordinary share
Basic	$ 0.54	$ 0.64
Weighted average shares used in calculating earnings per ordinary share
Basic	53,844,237	41,204,025
Earnings per ordinary share
Dilutive	$ 0.5	$ 0.57
Weighted average shares used in calculating earnings per ordinary share
Dilutive	59,126,237	46,484,025